Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited)

SHARES	CONVERTIBLE PREFERREDS (Restricted) (a) (b) – 7.6% of Net Assets	VALUE
	Biotechnology – 4.6%
38,624	Arbor Biotechnologies Series B, 8.00%	$640,000
1,008,829	Arkuda Therapeutics, Inc. Series A, 6.00%	1,783,811
208,939	Arkuda Therapeutics, Inc. Series B, 6.00%	369,446
265,129	Dynacure Series C (c)	824,460
1,291,668	Hotspot Therapeutics, Inc. Series B, 6.00%	4,186,167
284,119	Hotspot Therapeutics, Inc. Series C, 6.00%	920,801
480,000	ImmuneID, Inc. Series A, 8.00%	960,000
3,229,167	Invetx, Inc. Series A, 8.00%	2,163,865
1,387,853	Invetx, Inc. Series B, 8.00%	930,000
117,704	Oculis SA Series B2, 6.00% (c)	1,252,371
31,974	Oculis SA Series C, 6.00% (c)	340,203
248,630	Parthenon Therapeutics, Inc. Series A	984,615
152,534	Priothera Ltd. Series A, 6.00% (c)	1,632,799
731,121	Quell Therapeutics Series B (c)	1,381,819
138,630	ReCode Therapeutics Series B, 5.00%	1,279,998
		19,650,355
	Health Care Equipment & Supplies – 0.3%
421,634	IO Light Holdings, Inc. Series A2	1,423,015

	Pharmaceuticals – 2.7%
290,187	Aristea Therapeutics, Inc. Series B, 8.00%	1,600,004
609,524	Biotheryx, Inc. Series E, 8.00%	3,200,001
7,801,332	Curasen Therapeutics, Inc. Series A	3,740,739
296,855	Endeavor Biomedicines, Inc. Series B, 8.00%	1,399,998
1,305,163	HiberCell, Inc. Series B	1,599,999
		11,540,741
	TOTAL CONVERTIBLE PREFERREDS (Cost $33,081,047)	32,614,111

	COMMON STOCKS - 86.7% of Net Assets
	Biotechnology – 69.2%
72,225	ACADIA Pharmaceuticals, Inc. (a)	1,149,822
40,329	Adicet Bio, Inc. (a)	360,541
208,624	Affimed N.V. (a) (c)	258,694
135,706	Alkermes plc (a)	3,545,998
50,776	Alnylam Pharmaceuticals, Inc. (a)	12,066,916
66,211	ALX Oncology Holdings, Inc. (a)	746,198
129,645	Amgen, Inc.	34,049,963
26,448	Apellis Pharmaceuticals, Inc. (a)	1,367,626
32,461	ARCA biopharma, Inc. (a) (d)	76,608
62,005	Arcutis Biotherapeutics, Inc. (a)	917,674
257,406	Ardelyx, Inc. (a)	733,607
19,973	argenx SE ADR (a)	7,566,372
34,469	Arrowhead Pharmaceuticals, Inc. (a)	1,398,063
41,310	Ascendis Pharma A/S ADR (a) (d)	5,045,190
15,817	Beam Therapeutics, Inc. (a)	618,603
16,838	BeiGene Ltd. ADR (a)	3,703,350
6,000	Bellicum Pharmaceuticals, Inc. (a)	4,320

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
88,676	Bicycle Therapeutics plc ADR (a) (c)	$2,624,810
269,988	BioCryst Pharmaceuticals, Inc. (a)	3,099,462
56,831	Biogen, Inc. (a)	15,737,641
7,771	Biohaven Ltd. (a) (d)	107,861
89,839	BioMarin Pharmaceutical, Inc. (a)	9,297,438
37,462	BioNTech SE ADR	5,627,542
41,586	Black Diamond Therapeutics, Inc. (a) (d)	74,855
23,566	Blueprint Medicines Corp. (a)	1,032,426
181,487	Caribou Biosciences, Inc. (a) (d)	1,139,738
74,161	Cerevel Therapeutics Holdings, Inc. (a)	2,339,038
154,310	Corbus Pharmaceuticals Holdings, Inc. (a)	17,051
45,861	Crinetics Pharmaceuticals, Inc. (a)	839,256
55,080	CRISPR Therapeutics AG (a) (c)	2,239,002
75,139	Cytokinetics, Inc. (a)	3,442,869
94,528	Denali Therapeutics, Inc. (a)	2,628,824
6,511	Fusion Pharmaceuticals, Inc. (a) (c)	20,510
3,256	Fusion Pharmaceuticals, Inc. (Restricted) (a) (b) (c)	9,231
223,377	G1 Therapeutics, Inc. (a)	1,212,937
125,773	Galera Therapeutics, Inc. (a)	187,402
453,925	Gilead Sciences, Inc.	38,969,461
259,910	Harpoon Therapeutics, Inc. (a)	188,617
26,109	I-Mab ADR (a)	109,136
133,185	Ideaya Biosciences, Inc. (a)	2,419,971
50,605	Intellia Therapeutics, Inc. (a)	1,765,608
18,630	Intercept Pharmaceuticals, Inc. (a)	230,453
31,341	Ionis Pharmaceuticals, Inc. (a)	1,183,750
14,309	Karuna Therapeutics, Inc. (a)	2,811,718
85,104	Kura Oncology, Inc. (a)	1,056,141
487,283	Mereo Biopharma Group plc ADR (a)	365,462
92,325	Merus N.V. (a) (c)	1,428,268
87,151	Moderna, Inc. (a)	15,654,063
94,200	MoonLake Immunotherapeutics AG Class A (a)	989,100
44,625	Morphic Holding, Inc. (a)	1,193,719
49,272	Natera, Inc. (a)	1,979,256
38,692	Neurocrine Biosciences, Inc. (a)	4,621,372
1,273	NexGel, Inc. (a)	1,591
28,988	Nkarta, Inc. (a)	173,638
26,612	Novavax, Inc. (a) (d)	273,571
23,594	Praxis Precision Medicines, Inc. (a)	56,154
69,727	Precision BioSciences, Inc. (a)	82,975
18,105	Prometheus Biosciences, Inc. (a)	1,991,550
122,271	Protagonist Therapeutics, Inc. (a)	1,333,977
226,657	Pyxis Oncology, Inc. (a) (d)	303,720
377,375	Rallybio Corp. (a)	2,479,354
32,833	Regeneron Pharmaceuticals, Inc. (a)	23,688,681
29,150	Repare Therapeutics, Inc. (a) (c)	428,797
50,076	Sarepta Therapeutics, Inc. (a)	6,488,848
40,716	Scholar Rock Holding Corp. (a) (d)	368,480
44,087	Seagen, Inc. (a)	5,665,620
43,447	Sutro Biopharma, Inc. (a)	351,052
35,378	Syndax Pharmaceuticals, Inc. (a)	900,370
156,418	Travere Therapeutics, Inc. (a)	3,289,471

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
61,943	TScan Therapeutics, Inc. (a)	$100,967
22,563	Ultragenyx Pharmaceutical, Inc. (a)	1,045,344
204,182	uniQure N.V. (a) (c)	4,628,806
27,149	United Therapeutics Corp. (a)	7,549,865
5,000	Vaxcyte, Inc. (a)	239,750
184,258	Vectivbio Holding AG (a) (c)	1,586,461
95,726	Vertex Pharmaceuticals, Inc. (a)	27,643,754
98,334	Xencor, Inc. (a)	2,560,617
83,714	Xenon Pharmaceuticals, Inc. (a) (c)	3,300,843
15,616	Zai Lab Ltd. ADR (a)	479,411
		297,267,200
	Health Care Equipment & Supplies (a) – 1.4%
130,000	Cercacor Laboratories, Inc. (Restricted) (b)	456,794
82,442	Guardant Health, Inc.	2,242,422
2,989	IDEXX Laboratories, Inc.	1,219,393
38,952	Lantheus Holdings, Inc.	1,984,994
		5,903,603
	Health Care Providers & Services (a) – 0.6%
8,239	Charles River Laboratories International, Inc.	1,795,278
37,281	Contra Zogenix, Inc. CVR (b)	56,667
148,148	InnovaCare, Inc. Escrow Shares (Restricted) (b)	37,615
2,911	Medpace Holdings, Inc.	618,326
		2,507,886
	Life Sciences Tools & Services (a) – 4.4%
206,072	Adaptive Biotechnologies Corp.	1,574,390
69,125	Codexis, Inc.	322,123
82,967	Illumina, Inc.	16,775,927
		18,672,440
	Pharmaceuticals – 11.1%
17,309	Arvinas, Inc. (a)	592,141
268,311	AstraZeneca plc ADR	18,191,486
23,733	Bristol-Myers Squibb Co.	1,707,589
195,025	Edgewise Therapeutics, Inc. (a)	1,743,524
9,361	Eli Lilly & Co.	3,424,628
29,100	Endo International plc (a)	2,060
58,537	Fulcrum Therapeutics, Inc. (a)	426,149
107,711	Horizon Therapeutics plc (a)	12,257,512
52,352	Intra-Cellular Therapies, Inc. (a)	2,770,468
1,647	IQVIA Holdings, Inc. (a)	337,454
27,751	Jazz Pharmaceuticals plc (a)	4,421,012
22,852	Mirati Therapeutics, Inc. (a)	1,035,424
35,233	Pliant Therapeutics, Inc. (a)	681,054
34,880	Spectrum Pharmaceuticals, Inc. (a)	12,853
14,218	Tetraphase Pharmaceuticals, Inc. CVR (a) (b)	853
31,000	Theseus Pharmaceuticals, Inc. (a) (d)	154,380

Tekla Life Sciences Investors

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited, continued)

SHARES	Pharmaceuticals – continued	VALUE
40,620	VYNE Therapeutics, Inc. (a) (d)	$6,093
		47,764,680
	TOTAL COMMON STOCKS (Cost $316,609,816)	372,115,809

	EXCHANGE TRADED FUND - 1.7% of Net Assets
90,677	SPDR S&P Biotech ETF	7,526,191
	TOTAL EXCHANGE TRADED FUND (Cost $6,888,394)	7,526,191

PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 4.1% of Net Assets
$12,330,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $12,331,754, 1.28%, dated 12/30/22, due 01/03/23 (collateralized by U.S. Treasury Note 0.375%, due 04/30/25, market value $12,576,687)	12,330,000

SHARES
5,229,793	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 4.09% (e)	5,229,793
	TOTAL SHORT-TERM INVESTMENTS (Cost $17,559,793)	17,559,793
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 100.1% (Cost $374,139,050)	429,815,904

INTERESTS	MILESTONE INTERESTS (Restricted) (a) (b) - 1.3% of Net Assets
	Biotechnology – 0.2%
1	Amphivena Milestone Interest	0
1	Rainier Therapeutics Milestone Interest	116,173
1	Therachon Milestone Interest	521,759
		637,932
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	727

	Pharmaceuticals – 1.1%
1	Afferent Milestone Interest	112,657
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	1,187,589
1	Neurovance Milestone Interest	3,503,578
		4,803,824
	TOTAL MILESTONE INTERESTS (Cost $4,728,286)	5,442,483
	TOTAL INVESTMENTS - 101.4% (Cost $378,867,336)	435,258,387
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.4)%	(5,958,808)
	NET ASSETS - 100%	$429,299,579

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Foreign security.
(d)	All or portion of security on loan at December 31, 2022.
(e)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of December 31, 2022.
ADR	American Depository Receipt
CVR	Contingent Value Right

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At December 31, 2022, the cost of securities for Federal income tax purposes was $378,867,336. The net unrealized gain on securities held by the Fund was $56,391,051, including gross unrealized gain of $133,719,118 and gross unrealized loss of $77,328,067.

Securities Lending

The Fund may lend its securities to approved borrowers to earn additional income. The Fund receives cash collateral from the borrower and the initial collateral received by the fund is required to have a value of at least 102% of the current value of the loaned securities traded on U.S. exchanges, and a value of at least 105% for all other securities. The Fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (SAHXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. SAHXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The Fund will receive the benefit of any gains and bear any losses generated by SAHXX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the Fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of SAHXX.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the Fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The Fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the Fund is net of fees retained by the securities lending agent. Net income received from SAHXX is a component of securities lending income as recorded by the Fund.

As of December 31, 2022, the Fund loaned securities valued at $5,189,132 and received $5,229,793 of cash collateral.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2022, there were no transfers between levels.

The following is a summary of the levels used as of December 31, 2022 to value the Fund’s investments.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferreds
Biotechnology	$-	$-	$19,650,355	$19,650,355
Health Care Equipment & Supplies	-	-	1,423,015	1,423,015
Pharmaceuticals	-	-	11,540,741	11,540,741
Common Stocks
Biotechnology	297,257,969	9,231	-	297,267,200
Health Care Equipment & Supplies	5,446,809	-	456,794	5,903,603
Health Care Providers & Services	2,413,604	56,667	37,615	2,507,886
Life Sciences Tools & Services	18,672,440	-	-	18,672,440
Pharmaceuticals	47,763,827	853	-	47,764,680
Exchange Traded Fund	7,526,191	-	-	7,526,191
Short-term Investments	5,229,793	12,330,000	-	17,559,793
Milestone Interests
Biotechnology	-	-	637,932	637,932
Health Care Equipment & Supplies	-	-	727	727
Pharmaceuticals	-	-	4,803,824	4,803,824
Other Assets	-	-	189	189
Total	$384,310,633	$12,396,751	$38,551,192	$435,258,576

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited, continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in securities	Balance as of September 30, 2022		Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net transfers into (out of) Level 3	Balance as of December 31, 2022
Convertible Preferreds
Biotechnology	$19,442,876		$207,375	$104	$-	$-	$19,650,355
Health Care Equipment & Supplies	1,423,015		-	-	-	-	1,423,015
Pharmaceuticals	11,406,061		(1,863)	136,543	-	-	11,540,741
Convertible Notes
Biotechnology	0	*	-	-	-	-	-
Common Stocks
Health Care Equipment & Supplies	502,845		(46,051)	-	-	-	456,794
Health Care Providers & Services	37,689		(74)	-	-	-	37,615
Milestone Interests
Biotechnology	657,235		(19,303)	-	-	-	637,932
Health Care Equipment & Supplies	727		-	-	-	-	727
Pharmaceuticals	5,028,292		(224,468)	-	-	-	4,803,824
Other Assets	189		-	-	-	-	189
	$38,498,929		$(84,384)	$136,647	$-	$-	$38,551,192

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$(84,348)

* Represents security valued at zero.

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at December 31, 2022	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stocks	$456,794	Market approach	Discount for lack of marketability Revenue allocation	50.00% (50.00%) 10.00% (10.00%)
	37,615	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.25-1.25 (0.74) years
Convertible Preferreds	32,614,111	Transaction price	(a)	N/A
Milestone Interests	5,442,483	Probability adjusted value	Probability of events Timing of events	25.00%- 100.00% (72.29%) 0.50- 14.75 (3.53) years
Other Assets	189	Probability adjusted value	Probability of events Timing of events	95.00% (95.00%) 5.75 (5.75) years
	$38,551,192

(a)	The valuation technique used as a basis to approximate fair value of these investments is based upon a transaction price or subsequent financing rounds.

Tekla Life Sciences Investors

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022

(Unaudited, continued)

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 9% of the Fund’s net assets at December 31, 2022.

At December 31, 2022, the Fund had a commitment of $1,839,806 relating to additional investments in five private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2022. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	07/27/16		$161,871	$112,657.00	$112,657
Amphivena Milestone Interest	10/18/22		0	0.00	0
Arbor Biotechnologies Series B Cvt. Pfd	10/29/21		643,318	16.57	640,000
Aristea Therapeutics, Inc. Series B Cvt. Pfd	07/27/21		1,600,004	5.51	1,600,004
Arkuda Therapeutics, Inc.
Series A Cvt. Pfd	05/16/19,04/02/20,07/15/21		2,403,648	1.77	1,783,811
Series B Cvt. Pfd	01/24/22		370,045	1.77	369,446
Biotheryx, Inc. Series E Cvt. Pfd	05/19/21		3,206,621	5.25	3,200,001
Cercacor Laboratories, Inc. Common	03/31/98	†	0	3.51	456,794
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18,01/07/20, 10/21/21,11/01/22		3,742,602	0.48	3,740,739
Dynacure Series C Cvt. Pfd	04/21/20,10/28/20		2,469,343	3.11	824,460
Endeavor Biomedicines, Inc. Series B Cvt. Pfd	01/21/22		1,401,737	4.72	1,399,998
Ethismos Research Milestone Interest	10/31/17		0	0.00	0
Fusion Pharmaceuticals, Inc. Common	09/20/22		0	2.84	9,231
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		1,603,268	1.23	1,599,999
Hotspot Therapeutics, Inc.
Series B Cvt. Pfd	04/22/20,06/17/21		3,107,213	3.24	4,186,167
Series C Cvt. Pfd	11/15/21		922,387	3.24	920,801
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		962,127	2.00	960,000
Impact Biomedicines Milestone Interest	7/20/10		0	1,187,589.00	1,187,589
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	49,159	0.25	37,615
Invetx, Inc.
Series A Cvt. Pfd	08/06/20		1,551,318	0.67	2,163,865
Series B Cvt. Pfd	03/28/22		930,567	0.67	930,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20, 05/17/21, 09/15/21	†	1,394,759	3.38	1,423,015
Neurovance Milestone Interest	03/20/17		3,417,500	3,503,578.00	3,503,578
Oculis SA
Series B2 Cvt. Pfd	01/16/19,12/23/19		990,902	10.64	1,252,371
Series C Cvt. Pfd	04/07/21		340,203	10.64	340,203
Parthenon Therapeutics, Inc. Series A Cvt. Pfd	08/12/21		984,615	3.96	984,615
Priothera Ltd. Series A Cvt. Pfd	10/07/20,10/19/21		1,779,800	10.70	1,632,799
Quell Therapeutics Series B Cvt. Pfd	11/29/21,03/23/22		1,391,039	1.89	1,381,819
Rainier Therapeutics Milestone Interest	09/28/21		126,278	116,173.00	116,173
ReCode Therapeutics Series B Cvt. Pfd	10/12/21,02/16/22		1,285,531	9.23	1,279,998
Therachon Milestone Interest	07/01/19		1,017,671	521,759.00	521,759
Therox Milestone Interest	06/18/19		4,966	727.00	727
			$37,858,492		$38,560,234

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Carrying Interest received as part of a corporate action for a previously owned security.